SECURED BORROWINGS, Fly Aladdin Acquisition Facility (Details) $ in Thousands	3 Months Ended		6 Months Ended					11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) qtr	Dec. 31, 2018 USD ($)	Jun. 15, 2023	Dec. 14, 2022	Jun. 14, 2022	Dec. 14, 2021	Jun. 14, 2021	Dec. 14, 2020	Dec. 31, 2020 USD ($) qtr Aircraft Appraiser	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Secured Borrowings [Abstract]
Repayment of secured borrowings									$ 229,786	$ 698,989	$ 482,703
Secured Borrowings [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,669,056								1,669,056	1,717,483
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 229,644								$ 229,644	272,343
Number of aircraft serving as security | Aircraft									14
Loss on extinguishment of debt										$ 2,600
Repayment of secured borrowings		$ 81,100
Write off of debt issuance cost		$ 900
Debt service coverage ratio									1.15
Percentage of aircraft financed under facility									85.00%
Period aircraft financed under facility have been subject to lease									6 months
LTV ratio								68.00%
Number of independent appraisers | Appraiser									3
Number of consecutive quarterly payments for breach of debt service coverage ratio | qtr	2								2
Maintenance reserves and security deposits received under leases to be deposited into pledged accounts	$ 7,600								$ 7,600
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | Plan [Member]
Secured Borrowings [Abstract]
LTV ratio			58.00%	60.00%	62.00%	63.50%	65.00%
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default									$ 50,000
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate									3 months
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series A Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate									1.50%
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series B Loan [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 229,600								$ 229,600
Maturity date									Jun. 15, 2023
Secured Borrowings [Member] | Fly Aladdin Acquisition Facility, Series B Loan [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate									1.80%